EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee post-retirement benefits
Fair value of plan assets	$ 3,835	$ 4,576
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 1,998	$ 1,946
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1,205	2,065
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	632	565	$ 417
Cash and Cash Equivalents
Employee post-retirement benefits
Fair value of plan assets	$ 56	$ 70
Percentage of Total Portfolio	1.00%	2.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 55	$ 68
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1	2
Cash and Cash Equivalents | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Canadian
Employee post-retirement benefits
Fair value of plan assets	$ 117	$ 417
Percentage of Total Portfolio	3.00%	9.00%
Equity Securities, Canadian | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 117	$ 269
Equity Securities, Canadian | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	148
Equity Securities, Canadian | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, U.S.
Employee post-retirement benefits
Fair value of plan assets	$ 897	$ 813
Percentage of Total Portfolio	24.00%	18.00%
Equity Securities, U.S. | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 897	$ 649
Equity Securities, U.S. | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	164
Equity Securities, U.S. | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, International
Employee post-retirement benefits
Fair value of plan assets	$ 344	$ 480
Percentage of Total Portfolio	9.00%	10.00%
Equity Securities, International | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 172	$ 126
Equity Securities, International | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	172	354
Equity Securities, International | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Global
Employee post-retirement benefits
Fair value of plan assets	$ 75	$ 424
Percentage of Total Portfolio	2.00%	9.00%
Equity Securities, Global | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 111
Equity Securities, Global | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	75	313
Equity Securities, Global | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Emerging
Employee post-retirement benefits
Fair value of plan assets	$ 177	$ 145
Percentage of Total Portfolio	5.00%	3.00%
Equity Securities, Emerging | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 50	$ 25
Equity Securities, Emerging | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	127	120
Equity Securities, Emerging | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 221	$ 226
Percentage of Total Portfolio	6.00%	5.00%
Fixed Income Securities, Canadian Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	221	226
Fixed Income Securities, Canadian Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Provincial
Employee post-retirement benefits
Fair value of plan assets	$ 249	$ 331
Percentage of Total Portfolio	6.00%	7.00%
Fixed Income Securities, Canadian Bonds, Provincial | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Provincial | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	249	331
Fixed Income Securities, Canadian Bonds, Provincial | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 12	$ 16
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, Canadian Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	12	16
Fixed Income Securities, Canadian Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 108	$ 147
Percentage of Total Portfolio	3.00%	4.00%
Fixed Income Securities, Canadian Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	108	147
Fixed Income Securities, Canadian Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 335	$ 448
Percentage of Total Portfolio	9.00%	10.00%
Fixed Income Securities, U.S. Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 177	$ 433
Fixed Income Securities, U.S. Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	158	15
Fixed Income Securities, U.S. Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 1	$ 1
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, U.S. Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, U.S. Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1	1
Fixed Income Securities, U.S. Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 439	$ 210
Percentage of Total Portfolio	11.00%	5.00%
Fixed Income Securities, U.S. Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 345	$ 67
Fixed Income Securities, U.S. Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	94	143
Fixed Income Securities, U.S. Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Government
Employee post-retirement benefits
Fair value of plan assets	$ 11	$ 13
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, International, Government | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 5	$ 6
Fixed Income Securities, International, Government | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	6	7
Fixed Income Securities, International, Government | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 58	$ 73
Percentage of Total Portfolio	1.00%	2.00%
Fixed Income Securities, International, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, International, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	58	73
Fixed Income Securities, International, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Mortgage-backed
Employee post-retirement benefits
Fair value of plan assets	$ 37	$ 47
Percentage of Total Portfolio	1.00%	1.00%
Fixed Income Securities, International, Mortgage-backed | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 36	$ 42
Fixed Income Securities, International, Mortgage-backed | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1	5
Fixed Income Securities, International, Mortgage-backed | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Net Forward Contract, International
Employee post-retirement benefits
Fair value of plan assets	$ (78)	$ 0
Percentage of Total Portfolio	(2.00%)	0.00%
Net Forward Contract, International | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Net Forward Contract, International | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	(78)	0
Net Forward Contract, International | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate
Employee post-retirement benefits
Fair value of plan assets	$ 336	$ 283
Percentage of Total Portfolio	9.00%	6.00%
Real estate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Real estate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	336	283
Infrastructure
Employee post-retirement benefits
Fair value of plan assets	$ 296	$ 281
Percentage of Total Portfolio	8.00%	6.00%
Infrastructure | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Infrastructure | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Infrastructure | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	296	281
Private equity funds
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 1
Percentage of Total Portfolio	0.00%	0.00%
Private equity funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Private equity funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Private equity funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	1
Funds held on deposit
Employee post-retirement benefits
Fair value of plan assets	$ 144	$ 150
Percentage of Total Portfolio	4.00%	3.00%
Funds held on deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 144	$ 150
Funds held on deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Funds held on deposit | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0